Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 283,700,000
Total Fee Amount	39,178.97
Total Offset Amount	0.00
Net Fee	$ 39,178.97
Offset Table N/A	N/A